UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-1241
Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund as of November 30, 2004 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At November 30, 2004, the value of the Fund’s investment in the Portfolio was $38,538,780 and the Fund owned approximately 32.0% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Asian Small Companies Portfolio	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value

Australia — 1.2%
Industrial Conglomerate — 1.2%
Nylex Ltd. (1)	4,606,452	$1,411,788
		$1,411,788

Total Australia
(identified cost $1,212,190)		$1,411,788

China — 4.7%
Cosmetics & Toiletries — 1.6%
Beauty China Holdings Ltd.	4,664,000	1,919,019
		$1,919,019

Food and Beverages — 1.7%
Yantai North Andre Juice Co.	14,610,000	2,047,968
		$2,047,968

Textiles — 1.4%
Weiqiao Textile Co., Ltd.	1,124,000	1,696,256
		$1,696,256

Total China
(identified cost $5,482,318)		$5,663,243

Hong Kong — 11.5%
Banking and Finance — 1.5%
CITIC International Financial Holdings Ltd.	3,985,000	1,751,037
		$1,751,037

Beauty & Healthcare — 0.6%
Sau San Tong Holdings Ltd.	6,050,000	785,820
		$785,820

Distribution/Wholesale — 1.5%
Esprit Holdings Ltd.	319,000	1,751,748
		$1,751,748

Household Furnishing & Appliances — 1.2%
Chitaly Holdings, Ltd.	1,956,000	1,479,488
		$1,479,488

Machine Tools — 0.2%
Wang Sing International	1,532,000	195,048
		$195,048

Machinery — 0.3%
Fong’s Industries Co., Ltd.	354,000	305,092
		$305,092

Metals - Industrial — 0.6%
Lung Kee (Bermuda) Holdings, Ltd.	1,270,000	751,071
		$751,071

Retail - Apparel — 2.7%
Bossini International Holdings Ltd.	3,628,000	$940,579
Ports Design Ltd.	4,768,000	2,314,727
		$3,255,306

Retail - Restaurants — 2.9%
Cafe de Coral Holdings Ltd.	1,463,000	1,683,300
Fairwood, Ltd. (1)	4,686,000	1,838,013
		$3,521,313

Total Hong Kong
(identified cost $11,112,743)		$13,795,923

India — 9.4%
Auto and Parts — 1.5%
Automotive Axles Ltd.	104,454	560,657
Bharat Forge Ltd.	64,170	1,293,785
		$1,854,442

Banking and Finance — 0.4%
Kotak Mahindra Bank Ltd.	88,480	516,059
		$516,059

Chemicals — 1.5%
United Phosphorus Ltd.	111,890	1,821,953
		$1,821,953

Cosmetics & Toiletries — 0.6%
Dabur India Ltd.	352,980	694,614
		$694,614

Diversified Minerals — 1.5%
Gujarat Mineral Development Corp., Ltd.	259,000	1,769,062
		$1,769,062

Drugs — 1.1%
Ind-Swift Ltd.	275,000	1,330,805
		$1,330,805

Electric - Generation — 0.8%
Alstom Projects India Ltd.	321,360	972,603
		$972,603

Entertainment — 0.4%
Pritish Nandy Communications Ltd.	320,000	502,405
		$502,405

Machinery — 0.7%
Ingersoll Rand (India) Ltd.	150,319	888,602
		$888,602

Petrochemical — 0.9%
Finolex Industries Ltd.	690,583	1,023,752
		$1,023,752

Total India
(identified cost $8,669,517)		$11,374,297

Indonesia — 4.2%
Banking and Finance — 1.4%
PT Bank Nisp Tbk	22,135,140	1,713,098
		$1,713,098

Packaging — 1.1%
PT Dynaplast Tbk	6,565,000	$1,331,236
		$1,331,236

Telecommunication Services — 1.7%
PT Telekomunikasi Tbk	3,642,000	2,015,230
		$2,015,230

Total Indonesia
(identified cost $3,765,709)		$5,059,564

Malaysia — 6.7%
Building Products — 0.5%
Jaya Tiasa Holdings Berhad	616,500	648,635
		$648,635

Electric - Generation — 2.1%
Malakoff Berhad	1,392,200	2,547,588
		$2,547,588

Office Supplies and Forms — 0.9%
Asia File Corp. Berhad	652,000	1,132,421
		$1,132,421

Oil Companies - Exploration & Production — 0.2%
Eastern Pacific Industrial Corp. Berhad	475,800	217,866
		$217,866

Retail - Building Products — 1.4%
Engtex Group Berhad	1,740,000	1,647,525
		$1,647,525

Telecommunication Services — 1.6%
Digi.Com Berhad (1)	1,334,000	1,911,061
		$1,911,061

Total Malaysia
(identified cost $7,602,162)		$8,105,096

New Zealand — 0.8%
Retail - Specialty and Apparel — 0.8%
Briscoe Group Ltd.	1,004,193	942,485
		$942,485

Total New Zealand
(identified cost $906,660)		$942,485

Republic of Korea — 10.8%
Diversified Operations — 1.6%
GS Holdings Corp. (1)	89,370	1,922,073
		$1,922,073

Electronic Components - Miscellaneous — 1.0%
LG Electronics, Inc.	19,800	1,188,308
		$1,188,308

Engineering and Construction — 3.1%
Hyundai Engineering & Construction Co. (1)	151,890	$2,023,304
Kumho Industrial Co., Ltd.	151,500	1,714,008
		$3,737,312

Machinery — 1.4%
Daewoo Heavy Industries & Machinery Ltd. (1)	191,300	1,627,355
		$1,627,355

Office Automation and Equipment — 0.8%
Sindo Ricoh Co.	16,430	974,384
		$974,384

Packaging — 1.2%
Youlchon Chemical Co., Ltd.	184,810	1,440,830
		$1,440,830

Waste Disposal — 1.7%
Insun ENT Co., Ltd.	111,935	2,108,456
		$2,108,456

Total Republic of Korea
(identified cost $11,437,253)		$12,998,718

Singapore — 23.4%
Building Products — 1.5%
Hong Leong Asia Ltd.	1,848,000	1,791,665
		$1,791,665

Communications Services — 0.7%
Accord Customer Care Solutions Ltd. (1)	1,845,000	900,843
		$900,843

Distribution/Wholesale — 1.6%
Tat Hong Holdings Ltd.	7,514,000	1,875,860
		$1,875,860

Education — 1.5%
Raffles Education Corp., Ltd.	5,232,000	1,870,056
		$1,870,056

Electronic Components - Miscellaneous — 1.7%
Jurong Technologies Industrial Corp., Ltd.	2,574,000	2,051,755
		$2,051,755

Electronic Equipment Supplier — 1.2%
Autron Corp., Ltd. (1)	9,457,000	1,465,820
		$1,465,820

Food - Retail — 3.9%
Dairy Farm International Holdings Ltd.	1,784,300	4,657,023
		4,657,023

Plastic Products — 2.1%
First Engineering Ltd.	700,000	571,395
Fu Yu Corp., Ltd.	3,198,000	1,967,142
		$2,538,537

Real Estate Operating/Development — 2.0%
Hersing Corp., Ltd.	2,946,000	215,996
Keppel Land Ltd.	1,707,000	2,155,919
		$2,371,915

Semiconductors — 1.3%
Chartered Semiconductor Manufacturing Ltd. (1)	2,571,000	$1,599,117
		$1,599,117

Transport - Marine — 4.0%
Ezra Holdings Ltd.	3,519,000	2,530,270
Jaya Holdings Ltd.	3,749,000	2,330,819
		$4,861,089

Transport - Services — 1.9%
SMRT Corp., Ltd.	4,405,000	2,233,098
		$2,233,098

Total Singapore
(identified cost $24,097,480)		$28,216,778

Taiwan — 16.1%
Audio/Video Products — 1.5%
Hanpin Electron Co., Ltd.	2,140,679	1,814,613
		$1,814,613

Banking and Finance — 1.2%
Bank of Kaohsiung	1,963,500	1,378,116
		$1,378,116

Business Services - Miscellaneous — 1.0%
Taiwan Secom Co., Ltd.	1,040,000	1,193,584
		$1,193,584

Chemicals — 1.6%
Taiwan Fertilizer Co., Ltd.	1,982,000	1,896,127
		$1,896,127

Electronic Components - Miscellaneous — 2.7%
Silitech Technology Corp.	604,000	1,444,925
Unimicron Technology Corp.	2,844,000	1,772,926
		$3,217,851

Electronic Parts & Components — 2.6%
Synnex Technology International Corp.	1,380,500	2,027,475
Topco Scientific Co., Ltd.	701,500	1,115,058
		$3,142,533

Health and Personal Care — 2.5%
Johnson Health Tech Co., Ltd.	1,105,000	1,988,828
Kang NA Hsiung Enterprise	2,247,280	1,010,931
		$2,999,759

Hotels and Motels — 1.0%
Formosa International Hotels Corp.	1,014,000	1,199,570
		$1,199,570

Real Estate Operating/Development — 0.5%
Sinyi Realty Co.	325,000	652,542
		$652,542
Software — 1.5%
Soft-World International Corp.	1,078,793	1,843,559
		$1,843,559
Total Taiwan
(identified cost $19,250,224)		$19,338,254

Thailand — 7.4%
Building Products — 0.8%
Vanachai Group PCL	4,859,300	1,004,905
		$1,004,905
Hotels and Motels — 1.0%
Royal Garden Resort PCL	17,052,840	1,211,569
		$1,211,569

Metals - Industrial — 0.8%
Millennium Steel PCL (1)	18,700,000	996,448
		$996,448

Oil Companies-Integrated — 1.3%
PTT PCL	348,000	1,492,312
		$1,492,312

Real Estate Operating/Development — 3.5%
Amata Corp. PCL	6,212,500	1,623,668
Central Pattana PCL	12,616,400	2,625,082
		$4,248,750

Total Thailand
(identified cost $8,212,051)		$8,953,984

Total Common Stocks
(identified cost $101,748,307)		$115,860,130

Preferred Stocks — 0.3%

Security	Shares	Value

India — 0.3%
Drugs — 0.3%
Ind-Swift Ltd.	168,000	$434,255
		$434,255

Total India
(identified cost $429,285)		$434,255

Total Preferred Stocks
(identified cost $429,285)		$434,255

Warrants — 0.2%

Security	Shares	Value

Singapore — 0.2%
Electronic Equipment Supplier — 0.2%
Autron Corp., Ltd., Strike .18, Expires 6/4/07 (1)	3,152,333	$231,124
		$231,124

Total Singapore
(identified cost $36,779)		$231,124

Total Warrants
(identified cost $36,779)		$231,124

Total Investments — 96.7%
(identified cost $102,214,371)		$116,525,509

Other Assets, Less Liabilities — 3.3%		$3,958,752

Net Assets — 100.0%		$120,484,261

(1)           Non-income producing security.

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$102,214,371
Gross unrealized appreciation	$17,764,696
Gross unrealized depreciation	(3,453,558)
Net unrealized appreciation	$14,311,138

Eaton Vance Global Growth Fund as of November 30, 2004 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At November 30, 2004, the value of the Fund’s investment in the Portfolio was $95,608,809 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Global Growth Portfolio	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value

Advertising — 4.1%
Havas Advertising	332,000	$1,834,634
WPP Group PLC	191,400	2,107,466
		$3,942,100

Aerospace and Defense — 2.8%
Precision Castparts Corp.	11,000	713,240
Thales SA	45,000	1,927,584
		$2,640,824

Automobiles — 1.8%
Toyota Motor Corp.	45,900	1,711,798
		$1,711,798

Broadcasting — 1.9%
Television Broadcasts, Ltd.	396,000	1,862,786
		$1,862,786

Building Materials — 0.4%
Eagle Materials, Inc.	5,000	391,850
		$391,850

Business Services — 6.4%
CheckFree Corp. (1)	18,400	681,720
Cognizant Technology Solutions Corp. (1)	22,000	838,860
PMI Group, Inc., (The)	13,000	535,340
Providian Financial Corp. (1)	33,000	529,650
Singapore Post, Ltd.	3,540,000	1,847,155
Sirva, Inc. (1)	34,700	690,530
Sotheby’s Holdings, Inc. (1)	57,000	893,760
ZipRealty, Inc. (1)	3,800	64,182
		$6,081,197

Chemicals — 3.2%
BASF AG	29,800	2,005,620
Kingboard Chemical Holdings, Ltd.	492,000	1,070,820
		$3,076,440

1

Commercial Banks — 2.6%
ABN AMRO Holdings NV	76,691	$1,883,057
Commerce Bancorp, Inc.	9,300	580,971
		$2,464,028

Commercial Services — 1.0%
Coinstar, Inc. (1)	38,000	988,760
		$988,760

Computer Services — 0.2%
Ness Technologies, Inc. (1)	11,903	161,286
		$161,286

Computers and Business Equipment — 5.4%
Apple Computer, Inc. (1)	5,000	335,250
Dell, Inc. (1)	6,000	243,120
PalmOne, Inc. (1)	24,314	851,963
Research in Motion, Ltd. (1)	24,800	2,206,456
Sindo Ricoh Co. (1) (2)	25,400	1,506,352
		$5,143,141

Containers and Packaging — 1.9%
Amcor, Ltd.	309,500	1,773,988
		$1,773,988

Distribution/Wholesale — 0.3%
Central European Distribution Corp. (1)	12,000	315,480
		$315,480

Diversified Telecommunication Services — 8.7%
CANTV ADR	10,000	226,400
Citizens Communications Co.	83,000	1,186,900
KT Corp. ADR	82,907	1,794,937
NII Holdings, Inc., Class B (1)	51,000	2,206,260
NTL, Inc. (1)	10,500	730,590
Philippine Long Distance Telephone Co. ADR (1)	8,000	196,160
Swisscom AG	5,150	2,020,703
		$8,361,950

Education — 1.6%
EVCI Career Colleges Holding Corp. (1)	43,800	401,602
ITT Educational Services, Inc. (1)	6,000	286,380
Laureate Education, Inc. (1)	20,500	807,495
		$1,495,477

2

Electrical Equipment — 1.8%
Fujikura, Ltd.	391,000	$1,752,855
		$1,752,855

Energy Services — 0.2%
Ormat Technologies, Inc. (1)	13,700	233,585
		$233,585

Financial Services — 3.0%
Calamos Asset Management, Inc. (1)	8,100	192,132
Capital One Financial Corp.	6,000	471,480
MarketAxess Holdings, Inc. (1)	4,900	96,040
Nomura Securities Co., Ltd.	148,500	2,068,559
Student Loan Corp., (The)	400	70,564
		$2,898,775

Gaming Equipment — 2.0%
WMS Industries, Inc. (1)	63,100	1,876,594
		$1,876,594

Generic Drugs — 2.0%
Taro Pharmaceutical Industries, Ltd. (1)	64,000	1,896,960
		$1,896,960

Hardware - Networking — 1.4%
Atheros Communications, Inc. (1)	87,000	973,530
RADWARE, Ltd. (1)	12,500	317,625
		$1,291,155

Health Care - Providers & Services — 0.5%
American Healthways, Inc. (1)	8,000	266,800
Odyssey Healthcare, Inc. (1)	13,000	173,550
		$440,350

Insurance — 3.4%
Prudential PLC	261,500	2,085,177
Radian Group, Inc.	22,000	1,127,500
		$3,212,677

Internet Services — 2.2%
Ariba, Inc. (1)	39,689	654,868
Ask Jeeves, Inc. (1)	16,763	433,156
PlanetOut, Inc. (1)	55,300	674,107
Shopping.com, Ltd. (1)	1,700	52,056
Tom Online, Inc. ADR (1)	18,000	264,960
		$2,079,147

3

IT Consulting & Services — 1.7%
Kanbay International, Inc.(1)	57,300	$1,646,229
		$1,646,229

Medical Products — 1.3%
Align Technology, Inc. (1)	46,000	486,220
Flamel Technologies S.A. ADR (1)	26,000	545,740
I-Flow Corp. (1)	11,227	230,490
		$1,262,450

Metal Processors & Fabricator — 0.5%
GrafTech International, Ltd. (1)	50,000	477,000
		$477,000

Mining — 1.4%
Bema Gold Corp. (1)	180,000	666,000
Gammon Lake Resources, Inc. (1)	20,000	124,200
Ivanhoe Mines, Ltd. (1)	74,000	527,620
		$1,317,820

Oil Companies - Exploration & Production — 4.7%
BP PLC	189,000	1,929,703
Halliburton Co.	6,000	248,100
Harvest Natural Resources, Inc. (1)	70,000	1,277,500
Input/Output, Inc. (1)	59,000	517,430
Plains Exploration & Production Co. (1)	15,000	420,450
Williams Co., Inc. (The)	8,000	133,360
		$4,526,543

Personal Products — 2.1%
Estee Lauder Cos., Inc. (The), Class A	6,500	283,660
Gillette Co. (The)	40,000	1,739,600
		$2,023,260

Pharmaceuticals — 3.9%
American Pharmaceutical Partners, Inc. (1)	35,000	1,040,550
EPIX Pharmaceuticals, Inc. (1)	26,000	457,600
Ligand Pharmaceuticals, Inc., Class B (1)	39,000	436,800
Ono Pharmaceutical Co., Ltd.	33,800	1,778,861
		$3,713,811

4

Publishing — 3.9%
Promotora de Informaciones S.A. (Prisa)	96,000	$1,975,843
Trinity Mirror PLC	150,000	1,784,863
		$3,760,706

Semiconductor Equipment and Products — 3.9%
Leadis Technology, Inc. (1)	25,000	243,000
LSI Logic Corp. (1)	95,000	502,550
Nvidia Corp. (1)	156,000	2,984,280
		$3,729,830

Software — 0.6%
Salesforce.com, Inc. (1)	800	13,968
VERITAS Software Corp. (1)	26,000	569,400
		$583,368

Specialty Retail — 7.1%
CVS Corp.	26,000	1,179,620
Metoz Holdings, Ltd.	3,060,514	1,082,247
NBTY, Inc. (1)	7,000	182,420
Select Comfort Corp. (1)	30,000	584,700
Tesco PLC	368,000	2,119,799
Tweeter Home Entertainment Group, Inc. (1)	126,500	810,865
Walgreen Co.	22,000	839,960
		$6,799,611

Telecommunication Equipment — 0.7%
ECI Telecom, Ltd. (1)	81,000	672,300
		$672,300

Telecommunications - Services — 0.8%
America Movil S.A. de C.V. ADR	16,000	747,360
		$747,360

Transportation — 2.2%
BAA PLC	187,800	2,088,743
		$2,088,743

Utilities — 0.6%
NRG Energy, Inc. (1)	19,186	613,952
		$613,952

Total Common Stocks (identified cost $75,616,758)		$90,056,186

5

Warrants — 0.0%

Security	Shares	Value

Kingboard Chemical - Strike: 20 Expires: 12/31/06 (1)	49,200	$24,676
		$24,676

Total Warrants (identified cost $0)		$24,676

Commercial Paper — 1.8%

Security	Principal Amount (000’s omitted)	Value
Yorktown Captial, 2.02%, 12/2/04	$1,717	$1,716,904

Total Commercial Paper (at amortized cost, $1,716,904)		$1,716,904

Short-Term Investments — 2.0%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.06%, 12/1/04	$1,916	$1,916,000

Total Short-Term Investments (at amortized cost, $1,916,000)		$1,916,000

Total Investments — 98.0% (identified cost $79,249,662)		$93,713,766

Other Assets, Less Liabilities — 2.0%		$1,895,220

Net Assets — 100.0%		$95,608,986

ADR  -           American Depositary Receipt

(1)                                  Non-income producing security.

(2)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

6

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.2%	$43,231,703
United Kingdom	12.7%	12,115,751
Japan	7.6%	7,312,073
France	4.5%	4,307,958
Canada	3.7%	3,524,276
Republic of Korea	3.5%	3,301,289
Hong Kong	3.1%	2,958,282
Israel	3.1%	2,938,941
Switzerland	2.1%	2,020,703
Germany	2.1%	2,005,620
Spain	2.1%	1,975,843
Netherlands	2.0%	1,883,057
Singapore	1.9%	1,847,155
Australia	1.9%	1,773,988
South Africa	1.1%	1,082,247
Mexico	0.8%	747,360
Cayman Islands	0.3%	264,960
Venezuela	0.2%	226,400
Philippines	0.2%	196,160

7

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, are as follows:

Aggregate cost	$79,249,662
Gross unrealized appreciation	$16,026,483
Gross unrealized depreciation	(1,562,379)
Net unrealized appreciation	$14,464,104

Eaton Vance Greater China Growth Fund as of November 30, 2004

(Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At November 30, 2004, the value of the Fund’s investment in the Portfolio was $107,789,350 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Greater China Growth Portfolio	as of November 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 17.3%
Airlines — 0.7%
China Southern Airlines Co., Ltd. (1)	1,930,000	$793,610
		$793,610
Auto Manufacturer — 0.9%
Denway Motors, Ltd.	2,781,000	998,117
		$998,117
Computers — 0.9%
Lenovo Group, Ltd.	2,860,000	989,411
		$989,411
Cosmetics & Toiletries — 1.1%
Hengan International Group Co., Ltd.	1,846,000	1,139,790
		$1,139,790
Insurance — 1.3%
China Insurance International Holdings Co., Ltd.	3,022,000	1,357,594
		$1,357,594
Metals - Industrial — 1.0%
Aluminum Corp. of China, Ltd.	1,698,000	1,080,547
		$1,080,547
Mining — 2.8%
Yanzhou Coal Mining Co., Ltd.	1,232,000	1,878,951
Zijin Mining Group Co., Ltd.	2,532,000	1,194,908
		$3,073,859
Oil Companies-Integrated — 1.9%
PetroChina Co., Ltd.	3,566,000	2,007,043
		$2,007,043
Real Estate Operating/Development — 0.8%
Beijing Capital Land, Ltd.	3,168,000	886,202
		$886,202
Semiconductor Components/Integrated Circuits — 1.8%
Semiconductor Manufacturing International Corp. (1)	8,009,000	1,927,604
		$1,927,604

1

Telecommunication Services — 2.4%
China Telecom Corp., Ltd.	6,988,000	$2,574,349
		$2,574,349
Textiles — 1.7%
Weiqiao Textile Co., Ltd.	1,224,000	1,847,168
		$1,847,168

Total China (identified cost $15,951,656)		$18,675,294

Hong Kong — 56.6%
Apparel and Accessories — 1.9%
Ports Design, Ltd.	4,144,000	2,011,793
		$2,011,793
Applications Software — 0.7%
Kingdee International Software Group Co., Ltd.	2,650,000	757,094
		$757,094
Audio/Video Products — 1.5%
Skyworth Digital Holdings, Ltd.	4,636,000	1,610,770
		$1,610,770
Banks — 5.1%
Dah Sing Financial Holdings, Ltd.	274,882	2,148,236
HSBC Holdings PLC	196,000	3,343,145
		$5,491,381
Beauty & Healthcare — 0.7%
Sau San Tong Holdings, Ltd.	5,402,000	701,653
		$701,653
Chemicals - Diversified — 1.0%
Kingboard Chemical Holdings, Ltd.	484,000	1,053,408
		$1,053,408
Computers & Peripherals — 0.8%
TPV Technology, Ltd.	1,422,000	833,915
		$833,915
Consumer Electronics — 2.0%
GOME Electrical Appliances Holdings, Ltd. (1)	2,466,000	2,156,495
		$2,156,495

2

Distribution/Wholesale — 3.5%
Esprit Holdings, Ltd.	582,000	$3,195,979
IDS Group PLC	397,000	178,692
Linmark Group, Ltd.	1,086,000	352,645
		$3,727,316
Diversified Operations — 17.6%
Jardine Matheson Holdings, Ltd.	362,204	6,048,807
NWS Holdings, Ltd.	886,000	1,296,268
Shun Tak Holdings, Ltd.	4,206,000	4,273,098
Swire Pacific, Ltd. - Class A	464,000	3,719,418
Swire Pacific, Ltd. - Class B	660,000	907,092
Wharf Holdings, Ltd.	758,000	2,695,713
		$18,940,396
Electric - Integrated — 3.9%
CLP Holdings, Ltd.	740,000	4,249,913
		$4,249,913
Furniture and Appliances — 1.4%
Chitaly Holdings, Ltd.	2,062,000	1,559,664
		$1,559,664
Gas Production & Distribution — 2.5%
Hong Kong and China Gas Co., Ltd.	1,316,000	2,708,337
		$2,708,337
Hotels and Motels — 1.0%
Shangri-La Asia, Ltd.	878,000	1,122,941
		$1,122,941
Metals - Industrial — 0.9%
Asia Aluminum Holdings, Ltd.	8,582,000	990,052
		$990,052
Oil Companies - Exploration & Production — 3.5%
CNOOC, Ltd.	4,650,000	2,640,027
Titan Petrochemicals Group, Ltd. (1)	9,340,000	1,090,173
		$3,730,200
Optical Products — 0.9%
Sun Hing Vision Group Holdings, Ltd.	2,178,000	1,008,340
		$1,008,340

3

Real Estate Operating/Development — 5.2%
Hopewell Holdings, Ltd.	1,127,000	$2,921,501
Kerry Properties, Ltd.	1,261,683	2,701,876
		$5,623,377
Retail - Specialty and Apparel — 1.5%
Dickson Concepts International, Ltd.	1,399,200	1,623,586
		$1,623,586
Transportation & Logistics — 1.0%
COSCO Pacific, Ltd.	596,000	1,066,328
		$1,066,328

Total Hong Kong (identified cost $42,129,490)		$60,966,959

Japan — 0.1%
Electronic Components - Miscellaneous — 0.1%
Sansui Electric Co., Ltd. (1)	350,000	102,402
		$102,402

Total Japan (identified cost $114,171)		$102,402

Taiwan — 23.8%
Banks — 4.4%
Bank of Kaohsiung	2,786,300	1,955,612
Taishin Financial Holdings Co., Ltd.	3,096,036	2,795,754
		$4,751,366
Business Services - Miscellaneous — 1.0%
Taiwan Secom Co., Ltd.	976,000	1,120,132
		$1,120,132
Chemicals — 0.8%
Taiwan Fertilizer Co., Ltd.	917,000	877,270
		$877,270
Chemicals - Plastics — 1.7%
Formosa Plastics Corp.	1,164,561	1,855,758
		$1,855,758
Computers — 2.1%
Acer, Inc.	1,445,758	2,201,807
		$2,201,807

4

Electronic Components - Miscellaneous — 1.7%
AU Optronics Corp.	1,430,000	$1,865,925
		$1,865,925
Engineering and Construction — 0.9%
Continental Engineering Corp.	2,186,880	963,367
		$963,367
Insurance — 2.3%
Cathay Financial Holding Co., Ltd.	1,283,000	2,460,249
		$2,460,249
Semiconductor Components/Integrated Circuits — 1.8%
Mediatek, Inc.	117,000	746,440
United Microelectronics Corp. (1)	1,906,000	1,173,409
		$1,919,849
Software — 1.0%
Soft-World International Corp.	608,519	1,039,904
		$1,039,904
Telecommunications Services — 6.1%
Chunghwa Telecom Co., Ltd.	2,239,000	4,437,137
Far EasTone Telecommunications Co., Ltd.	1,867,300	2,127,829
		$6,564,966

Total Taiwan (identified cost $23,347,613)		$25,620,593

Total Common Stocks (identified cost $81,542,930)		$105,365,248

Total Investments — 97.8% (identified cost $81,542,930)		$105,365,248

Other Assets, Less Liabilities — 2.2%		$2,424,279

Net Assets — 100.0%		$107,789,527

(1)           Non-income producing security.

5

Top Ten Holdings

Company	Industry Sector	Percentage of Net Assets	Value
Jardine Matheson Holdings, Ltd.	Diversified Operations	5.6%	$6,048,807
Chunghwa Telecom Co., Ltd.	Telecommunications Services	4.1	4,437,137
Shun Tak Holdings, Ltd.	Diversified Operations	4.0	4,273,098
CLP Holdings, Ltd.	Electric - Integrated	3.9	4,249,913
Swire Pacific, Ltd. - Class A	Diversified Operations	3.5	3,719,418
HSBC Holdings PLC	Banks	3.1	3,343,145
Esprit Holdings, Ltd.	Distribution/Wholesale	3.0	3,195,979
Hopewell Holdings, Ltd.	Real Estate Operating/Development	2.7	2,921,501
Taishin Financial Holdings Co., Ltd.	Banks	2.6	2,795,754
Hong Kong and China Gas Co., Ltd.	Gas Production & Distribution	2.5	2,708,337

Industry concentration — Below are the
top ten industry sectors represented in the
Portfolio of Investments

Company	Percentage of Net Assets	Value
Diversified Operations	17.6%	$18,940,396
Banks	9.5	10,242,747
Telecommunications Services	6.1	6,564,966
Real Estate Operating/Development	6.0	6,509,579
Electric - Integrated	3.9	4,249,913
Semiconductor Components/Integrated Circuits	3.6	3,847,453
Insurance	3.5	3,817,843
Oil Companies - Exploration & Production	3.5	3,730,200
Distribution/Wholesale	3.5	3,727,316
Computers	3.0	3,191,218

6

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$81,542,930
Gross unrealized appreciation	$24,490,749
Gross unrealized depreciation	(668,431)
Net unrealized appreciation	$23,822,318

7

Eaton Vance Growth Fund as of November 30, 2004 (Unaudited)

Eaton Vance Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2004, the value of the Fund’s investment in the Portfolio was $129,925,674 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Growth Portfolio	as of November 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%

Security	Shares	Value
Building Materials — 0.5%
Eagle Materials, Inc.	9,000	$705,330
		$705,330

Business Services - Miscellaneous — 4.3%
Intersections, Inc. (1)	88,911	1,600,398
Sirva, Inc. (1)	84,600	1,683,540
Sotheby’s Holdings, Inc. (1)	138,000	2,163,840
ZipRealty, Inc. (1)	11,200	189,168
		$5,636,946

Communications Services — 2.4%
Citizens Communications Co.	220,000	3,146,000
		$3,146,000

Computer Software & Services — 7.1%
Cognizant Technology Solutions Corp. (1)	54,000	2,059,020
Kanbay International, Inc. (1)	155,561	4,469,268
Ness Technologies, Inc. (1)	55,442	751,239
PalmSource, Inc. (1)	28,000	443,520
Salesforce.com, Inc. (1)	2,100	36,666
VERITAS Software Corp. (1)	65,000	1,423,500
		$9,183,213

Computers and Business Equipment — 7.2%
Apple Computer, Inc. (1)	12,000	804,600
Dell, Inc. (1)	15,000	607,800
PalmOne, Inc. (1)	67,334	2,359,383
Research In Motion, Ltd. (1)	62,200	5,533,934
		$9,305,717

Distribution/Wholesale — 0.8%
Central European Distribution Corp. (1)	39,450	1,037,140
		$1,037,140

Drugs — 5.0%
American Pharmaceutical Partners, Inc. (1)	90,000	2,675,700
EPIX Pharmaceuticals, Inc. (1)	66,000	1,161,600
Flamel Technologies S.A. ADR (1)	70,000	1,469,300
Ligand Pharmaceuticals, Inc., Class B (1)	101,000	1,131,200
Pharmion Corp. (1)	2,000	84,680
		$6,522,480

1

Education — 4.0%
Corinthian Colleges, Inc. (1)	80,000	$1,394,000
EVCI Career Colleges Holding Corp. (1)	117,000	1,072,773
ITT Educational Services, Inc. (1)	15,000	715,950
Laureate Education, Inc. (1)	50,700	1,997,073
		$5,179,796

Energy Services — 1.7%
NRG Energy, Inc. (1)	47,965	1,534,880
Ormat Technologies, Inc. (1)	36,100	615,505
		$2,150,385

Financial Services — 6.1%
Calamos Asset Management, Inc. (1)	20,400	483,888
Capital One Financial Corp.	15,000	1,178,700
Coinstar, Inc. (1)	100,000	2,602,000
Commerce Bancorp, Inc.	24,000	1,499,280
MarketAxess Holdings, Inc. (1)	12,500	245,000
Providian Financial Corp. (1)	75,000	1,203,750
Student Loan Corp., (The)	4,400	776,204
		$7,988,822

Gaming Equipment — 4.5%
Mikohn Gaming Corp. (1)	150,000	1,222,500
WMS Industries, Inc. (1)	155,400	4,621,596
		$5,844,096

Generic Drugs — 3.9%
Taro Pharmaceutical Industries, Ltd. (1)	170,000	5,038,800
		$5,038,800

Hardware - Networking — 2.6%
Atheros Communications (1)	231,000	2,584,890
RADWARE, Ltd. (1)	32,500	825,825
		$3,410,715

Health Services — 0.8%
American Healthways, Inc. (1)	20,000	667,000
Odyssey Healthcare, Inc. (1)	30,000	400,500
		$1,067,500

2

Insurance — 4.8%
PMI Group, Inc., (The)	64,000	$2,635,520
Radian Group, Inc.	60,000	3,075,000
Triad Guaranty, Inc. (1)	9,700	582,000
		$6,292,520

Internet Services — 5.4%
Ariba, Inc. (1)	94,909	1,565,998
Ask Jeeves, Inc. (1)	42,895	1,108,407
CheckFree Corp. (1)	47,300	1,752,465
PlanetOut, Inc. (1)	138,300	1,685,877
Shopping.com, Ltd. (1)	4,800	146,981
Tom Online, Inc. ADR (1)	50,000	736,000
		$6,995,728

Medical Products — 1.4%
Align Technology, Inc. (1)	123,000	1,300,110
I-Flow Corp. (1)	28,160	578,125
		$1,878,235

Metal Processors & Fabricator — 2.2%
GrafTech International, Ltd. (1)	130,000	1,240,200
Precision Castparts Corp.	24,000	1,556,160
		$2,796,360

Mining — 2.5%
Bema Gold Corp. (1)	425,000	1,572,500
Gammon Lake Resources, Inc. (1)	50,000	310,500
Ivanhoe Mines, Ltd. (1)	190,000	1,354,700
		$3,237,700

Oil and Gas - Exploration and Production — 5.8%
Halliburton Co.	16,000	661,600
Harvest Natural Resources, Inc. (1)	220,000	4,015,000
Input/Output, Inc. (1)	155,000	1,359,350
Plains Exploration & Production Co. (1)	39,000	1,093,170
Williams Co., Inc. (The)	21,000	350,070
		$7,479,190

Personal Products — 3.7%
Estee Lauder Co., Inc., (The), Class A	25,000	1,091,000
Gillette Co., (The)	87,000	3,783,630
		$4,874,630

3

Retail — 2.6%
Select Comfort Corp. (1)	75,000	$1,461,750
Tweeter Home Entertainment Group, Inc. (1)	307,300	1,969,793
		$3,431,543

Retail - Food and Drug — 4.2%
CVS Corp.	64,000	2,903,680
NBTY, Inc. (1)	15,000	390,900
Walgreen Co.	55,000	2,099,900
		$5,394,480

Semiconductors — 7.6%
Leadis Technology, Inc. (1)	55,000	534,600
LSI Logic Corp. (1)	235,000	1,243,150
Monolithic Power Systems, Inc. (1)	33,300	329,337
NVIDIA Corp. (1)	405,000	7,747,650
		$9,854,737

Telecommunication Equipment — 1.1%
ECI Telecom, Ltd. (1)	170,000	1,411,000
		$1,411,000

Telecommunication Services — 8.2%
America Movil S.A. de C.V. ADR	40,000	1,868,400
Compania Anonima Nacional Telefonos de Venezuela ADR	24,000	543,360
NII Holdings, Inc., Class B (1)	136,000	5,883,360
NTL, Inc. (1)	25,331	1,762,531
Philippine Long Distance Telephone Co. ADR (1)	22,000	539,440
		$10,597,091

Total Common Stocks (identified cost $103,544,519)		$130,460,154

Total Investments — 100.4% (identified cost $103,544,519)		$130,460,154

Other Assets, Less Liabilities — (0.4)%		$(534,457)

Net Assets — 100.0%		$129,925,697

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

4

The Portfolio did not have any open financial instruments at November 30, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$103,544,519
Gross unrealized appreciation	$28,102,680
Gross unrealized depreciation	(1,187,045)
Net unrealized appreciation	$26,915,635

5

Eaton Vance Worldwide Health Sciences Fund as of November 30, 2004

(Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets.  At November 30, 2004, the value of the Fund’s investment in the Portfolio was $2,460,142,897 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests.  The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of November 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.27%

Security	Shares	Value	Percentage of Net Assets

Major Capitalization - Europe — 15.14% (1)
Altana AG	1,750,000	$95,731,616	3.89%
Novartis AG	3,900,000	186,831,747	7.59%
Serono SA	140,000	89,994,999	3.66%
		$372,558,362	15.14%

Major Capitalization - Far East — 11.29% (1)
Chugai Pharmaceuticals Co., Ltd.	4,249,700	66,679,767	2.71%
Fujisawa Pharmaceutical Co., Ltd.	3,800,000	98,130,999	3.99%
Takeda Chemical Industries, Ltd.	2,300,000	112,916,417	4.59%
		$277,727,183	11.29%

Major Capitalization - North America — 37.48% (1)
Amgen, Inc. (2)	2,341,000	140,553,640	5.71%
Genentech, Inc. (2)	1,900,000	91,675,000	3.73%
Genzyme Corp. (2)	2,916,000	163,325,160	6.64%
Lilly (Eli) & Co.	1,812,000	96,633,960	3.93%
MedImmune, Inc. (2)	4,041,000	107,490,600	4.37%
Pfizer, Inc.	5,000,000	138,850,000	5.64%
Schering-Plough Corp.	5,500,000	98,175,000	3.99%
Wyeth Corp.	2,138,500	85,261,995	3.47%
		$921,965,355	37.48%

Specialty Capitalization - Europe — 0.59%
Berna Biotech AG (2)	1,702,812	14,624,608	0.59%
		$14,624,608	0.59%

Specialty Capitalization - North America — 32.77%
Abgenix, Inc. (2)	4,000,000	40,600,000	1.65%
Acadia Pharmaceuticals, Inc. (2)	90,000	608,400	0.02%
Acadia Pharmaceuticals, Inc. (2) (3) (4)	531,606	3,593,657	0.15%
Affymetrix, Inc. (2)	2,700,000	91,665,000	3.73%
Biogen Idec, Inc. (2)	1,851,600	108,651,888	4.42%

1

Biovail Corp. (2)	2,052,000	$30,882,600	1.26%
Enzon Pharmaceuticals, Inc. (2)	3,100,000	41,974,000	1.71%
Exelixis, Inc. (2)	3,100,000	27,807,000	1.13%
Gen-Probe, Inc. (2)	2,100,000	83,790,000	3.41%
Given Imaging Ltd. (2) (3) (4)	485,000	16,072,900	0.65%
Human Genome Sciences, Inc. (2)	5,195,000	57,145,000	2.32%
IVAX Corp. (2)	1,812,000	28,285,320	1.15%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	45,360,000	1.84%
Memory Pharmaceuticals Corp. (2) (3) (4)	289,628	1,810,175	0.07%
NPS Pharmaceuticals, Inc. (2)	3,149,500	56,407,545	2.29%
Onyx Pharmaceuticals, Inc. (2)	833,000	26,056,240	1.06%
OSI Pharmaceuticals, Inc. (2)	1,225,000	58,285,500	2.37%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	3,369,740	0.14%
Savient Pharmaceuticals, Inc. (2)	1,701,000	3,742,200	0.15%
Tanox, Inc. (2)	2,788,000	38,613,800	1.57%
Transkaryotic Therapies, Inc. (2)	1,817,000	41,445,770	1.68%
		$806,166,735	32.77%

Total Common Stocks (identified cost $2,196,265,237)		$2,393,042,243

Preferred Stocks — 0.03%

Security	Shares	Value	Percentage of Net Assets

Specialty Capitalization - North America — 0.02%
Predix Pharmaceuticals Holdings, Inc. Series AB (2) (3) (4)	646,000	142,379	0.01%
Predix Pharmaceuticals Holdings, Inc. Series C (2) (3) (4)	2,337,565	515,199	0.02%
		$657,578	0.03%

Total Preferred Stocks (identified cost $3,015,129)		$657,578

Options — 0.00%

Security	Shares	Value	Percentage of Net Assets

Specialty Capitalization - North America — 0.00%
Orchid BioSciences, Inc. Options, Exp. 7/24/11, 12/21/11 (2) (3) (4)	2,898	345	0.00%
		$345	0.00%

Total Options (identified cost, $0)		$345

2

Warrants — 0.03%

Security	Shares	Value	Percentage of Net Assets

Specialty Capitalization - North America — 0.03%

Given Imaging Warrants, Exp. 9/15/11 (2) (3) (4)	1,283	$38,246	0.00%
Predix Pharmaceuticals Holdings, Inc. Series AB Warrants, Exp 8/9/09 (2) (3) (4)	3,252,806	683,089	0.03%

Total Warrants (identified cost, $0)		$721,335

Short-Term Investments — 2.47%

Security	Principal Amount (000’s omitted)	Value	Percentage of Net Assets
General Electric Capital Corp., 2.06%, 12/1/04	4,577	$4,577,000	0.18%

Household Finance Corp., 2.06%, 12/15/04	31,369	31,343,870	1.27%
Investors Bank and Trust Company Time Deposit, 2.06%, 12/1/04	25,000	25,000,000	1.02%

Total Short-Term Investments (at amortized cost, $60,920,870)		$60,920,870

Total Investments (identified cost $2,260,201,236)		$2,455,342,371	99.80%

Other Assets, Less Liabilities		$4,800,752	0.20%

Net Assets		$2,460,143,123	100.00%

(1)           Major capitalization is defined as market value of $5 billion or more.

(2)           Non-income producing security.

(3)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)           Restricted security.

3

The Portfolio did not have any open financial instruments at November 30, 2004

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,260,201,236
Gross unrealized appreciation	$455,789,305
Gross unrealized depreciation	(260,648,170)
Net unrealized appreciation	$195,141,135

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	January 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	January 19, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	January 19, 2005